Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Other Intangible Assets
Note 8. Goodwill and Other Intangible Assets
(in thousands)
Changes in the carrying amount of goodwill during the years ended December 31, 2021 were as follows:

Total
Balance at December 31, 2019	$13,103
Measurement period adjustment to goodwill from acquisition	(73)

Balance at December 31, 2020	13,030
Additions to goodwill and other adjustments	—

Balance at December 31, 2021	$13,030

The period adjustment to goodwill in 2020 from the acquisition of Charter Bank (“Charter”) represents adjustments on the excess of the purchase price over the fair value of assets acquired and liabilities assumed in the relevant transaction. There were no changes to goodwill during the year ended December 31, 2021. The Company performed a goodwill impairment test for 2021 and concluded that the fair value of Charter acquisition substantially exceeded the book value and no impairment charge was required.
The following table provides a summary of finite-lived intangible assets as of the dates presented:

	2021	2020
Core deposit intangible	$630	$739
Accumulated amortization	(109)	(109)

Total finite-lived intangible assets	$521	$630

Core deposit intangible amortization expense for the years ended December 31, 2021, 2020 and 2019 was $109, $109 and $27, respectively. The estimated amortization expense of finite-lived intangible assets for the five succeeding fiscal years is summarized as follows:

Year Ending December 31,	Amount
2022	$109
2023	109
2024	109
2025	109
2026	85
Thereafter	—

$521